Consolidated Statements of Shareholders’ Equity - USD ($)	Common Stock	Additional Paid-In Capital	Common Stock to be Issued	Accumulated Deficit	Total
Balance at Dec. 31, 2019	$ 106,216	$ 16,894,103		$ (3,913,287)	$ 13,087,032
Balance (in Shares) at Dec. 31, 2019	106,216,708
Issuance of common stock pursuant to separation agreement	$ 1,176	148,824			150,000
Issuance of common stock pursuant to separation agreement (in Shares)	1,175,549
Issuance of common stock pursuant to accelerated vesting of RSU’s	$ 600	162,440			163,040
Issuance of common stock pursuant to accelerated vesting of RSU’s (in Shares)	600,000
Stock-based compensation - shares	$ 758	570,954			571,712
Stock-based compensation - shares (in Shares)	757,895
Stock-based compensation - options		555,532			555,532
Share cancellations	$ (15,350)	15,350
Share cancellations (in Shares)	(15,350,000)
Share issuance from sale of common stock	$ 3,606	541,744			545,350
Share issuance from sale of common stock (in Shares)	3,605,665
Common stock to be issued			98,535		98,535
Beneficial Conversion Feature of Note Payable		250,000			250,000
Net loss				(11,815,907)	(11,815,907)
Balance at Dec. 31, 2020	$ 97,006	19,138,947	98,535	(15,729,194)	3,605,294
Balance (in Shares) at Dec. 31, 2020	97,005,817
Stock-based compensation - shares		784,364			784,364
Stock-based compensation - options		968,205			968,205
Share issuance from sale of common stock	$ 53,192	9,556,368	(98,535)		9,511,025
Share issuance from sale of common stock (in Shares)	53,191,819
Share issuance related to CryoCann asset purchase	$ 10,000	1,794,500			1,804,500
Share issuance related to CryoCann asset purchase (in Shares)	10,000,000
Share issuance pursuant to employment agreements	$ 6,702	894,000			900,702
Share issuance pursuant to employment agreements (in Shares)	6,701,586
Share issuance in exchange for extinguishment of debt	$ 27,095	5,381,308			5,408,403
Share issuance in exchange for extinguishment of debt (in Shares)	27,121,119
Share issuance in exchange for services	$ 2,837	965,175			968,012
Share issuance in exchange for services (in Shares)	2,837,333
Share issuance for interest on note payable	$ 118	49,823			49,941
Share issuance for interest on note payable (in Shares)	92,127
Beneficial Conversion Feature of Note Payable		515,763			515,763
Fair value of warrants issued		1,867,754			1,867,754
Net loss				(12,859,643)	(12,859,643)
Balance at Dec. 31, 2021	$ 196,950	$ 41,916,207		$ (28,588,837)	$ 13,524,320
Balance (in Shares) at Dec. 31, 2021	196,949,801